Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000012035 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Tech ETF
Class Name	iShares Global Tech ETF
Trading Symbol	IXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Tech ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Tech ETF	$21	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.45%	43.53%	22.70%	19.46%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM	10.75	43.84	22.91	19.63

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,221,869,276
Holdings Count | Holding	124
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,221,869,276
Number of Portfolio Holdings	124
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	32.8%
Software	31.8%
Technology Hardware, Storage & Peripherals	23.1%
IT Services	5.3%
Electronic Equipment, Instruments & Components	4.0%
Communications Equipment	3.0%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.1%
Taiwan	5.9%
Japan	3.6%
Netherlands	2.4%
South Korea	2.2%
Germany	1.8%
Canada	1.3%
France	0.4%
Sweden	0.3%
China	0.3%
Other#	0.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012045 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Europe ETF
Class Name	iShares Europe ETF
Trading Symbol	IEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Europe ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Europe ETF	$31	0.59%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.11%	25.66%	9.02%	5.48%
S&P Developed ex US Broad Market Index	9.49	25.40	(0.85)	2.25
S&P Europe 350TM	7.23	25.43	9.17	5.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,771,221,657
Holdings Count | Holding	366
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,771,221,657
Number of Portfolio Holdings	366
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.9%
Industrials	16.7%
Health Care	15.9%
Consumer Staples	10.7%
Consumer Discretionary	9.7%
Information Technology	7.5%
Materials	6.5%
Energy	4.8%
Utilities	4.2%
Communication Services	3.3%
Real Estate	0.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.4%
France	16.9%
Switzerland	15.1%
Germany	13.6%
Netherlands	7.3%
Sweden	5.2%
Denmark	5.2%
Spain	4.5%
Italy	4.1%
Belgium	1.4%
Other#	3.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012056 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global 100 ETF
Class Name	iShares Global 100 ETF
Trading Symbol	IOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global 100 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global 100 ETF	$21	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.65%	37.07%	16.81%	12.15%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 100TM	11.75	37.05	16.81	12.06

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,251,710,550
Holdings Count | Holding	105
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,251,710,550
Number of Portfolio Holdings	105
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	43.0%
Health Care	10.6%
Consumer Discretionary	9.7%
Financials	9.1%
Communication Services	7.9%
Consumer Staples	7.8%
Industrials	4.6%
Energy	4.2%
Materials	2.1%
Utilities	0.6%
Real Estate	0.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	80.1%
United Kingdom	4.5%
Switzerland	3.4%
France	3.0%
Germany	2.4%
Japan	2.1%
Netherlands	1.4%
China	1.2%
South Korea	0.8%
Spain	0.6%
Australia	0.5%
(a)	Excludes money market funds.

C000012067 [Member]
Shareholder Report [Line Items]
Fund Name	iShares JPX-Nikkei 400 ETF
Class Name	iShares JPX-Nikkei 400 ETF
Trading Symbol	JPXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares JPX-Nikkei 400 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares JPX-Nikkei 400 ETF	$24	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.53%	23.34%	7.07%	6.20%
MSCI ACWI ex USA Index	9.10	25.35	7.59	5.22
JPX-Nikkei Index 400	3.87	23.12	7.38	6.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 184,619,481
Holdings Count | Holding	393
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$184,619,481
Number of Portfolio Holdings	393
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.2%
Information Technology	15.2%
Consumer Discretionary	15.1%
Financials	11.8%
Health Care	9.3%
Consumer Staples	7.1%
Communication Services	6.9%
Materials	5.3%
Real Estate	2.6%
Utilities	1.3%
Energy	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Hitachi Ltd.	1.6%
Sony Group Corp.	1.6%
Recruit Holdings Co. Ltd.	1.6%
ITOCHU Corp.	1.6%
Nippon Telegraph & Telephone Corp.	1.5%
Keyence Corp.	1.5%
Hoya Corp.	1.5%
Shin-Etsu Chemical Co. Ltd.	1.5%
Mitsubishi Corp.	1.5%
Mitsubishi Heavy Industries Ltd.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Hitachi Ltd.	1.6%
Sony Group Corp.	1.6%
Recruit Holdings Co. Ltd.	1.6%
ITOCHU Corp.	1.6%
Nippon Telegraph & Telephone Corp.	1.5%
Keyence Corp.	1.5%
Hoya Corp.	1.5%
Shin-Etsu Chemical Co. Ltd.	1.5%
Mitsubishi Corp.	1.5%
Mitsubishi Heavy Industries Ltd.	1.5%
(a)	Excludes money market funds.

C000012078 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Latin America 40 ETF
Class Name	iShares Latin America 40 ETF
Trading Symbol	ILF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Latin America 40 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Latin America 40 ETF	$23	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns		1 Year	5 Years	10 Years
Fund NAV	(6.56	) %	7.13%	2.30%	0.78%
S&P Emerging Broad Market Index	16.74		27.57	6.84	4.83
S&P Latin America 40TM	(6.04)		7.74	2.67	1.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,384,236,136
Holdings Count | Holding	44
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,384,236,136
Number of Portfolio Holdings	44
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.8%
Materials	20.4%
Energy	13.0%
Consumer Staples	12.3%
Industrials	6.5%
Communication Services	4.4%
Utilities	2.3%
Health Care	1.4%
Consumer Discretionary	1.2%
Real Estate	0.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Brazil	62.6%
Mexico	24.2%
Chile	6.5%
Peru	5.0%
Colombia	1.7%
(a)	Excludes money market funds.

C000012089 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Energy ETF
Class Name	iShares Global Energy ETF
Trading Symbol	IXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Energy ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Energy ETF	$20	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns		1 Year	5 Years	10 Years
Fund NAV	(3.61	) %	1.95%	10.93%	3.25%
S&P Global Broad Market Index	9.32		30.73	11.62	9.06
S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM	(3.62)		1.50	10.37	2.89

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,058,538,000
Holdings Count | Holding	55
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,058,538,000
Number of Portfolio Holdings	55
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	55.9%
Oil & Gas Exploration & Production	18.7%
Oil & Gas Storage & Transportation	12.9%
Oil & Gas Refining & Marketing	6.9%
Oil & Gas Equipment & Services	4.8%
Coal & Consumable Fuels	0.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.2%
Canada	13.1%
United Kingdom	10.9%
France	5.4%
Brazil	2.1%
Australia	2.0%
Italy	1.5%
China	1.2%
Japan	1.1%
Norway	1.0%
Other#	1.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012100 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Financials ETF
Class Name	iShares Global Financials ETF
Trading Symbol	IXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Financials ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Financials ETF	$21	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.94%	37.94%	11.11%	8.14%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Financials IndexTM	10.94	37.61	11.09	8.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 415,763,123
Holdings Count | Holding	214
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$415,763,123
Number of Portfolio Holdings	214
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	38.7%
Insurance	20.2%
Financial Services	19.8%
Capital Markets	18.9%
Consumer Finance	2.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	56.8%
Canada	6.7%
Japan	4.9%
United Kingdom	4.8%
Australia	4.4%
Germany	2.9%
Switzerland	2.8%
China	1.9%
Italy	1.9%
Sweden	1.8%
Other#	11.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012102 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Healthcare ETF
Class Name	iShares Global Healthcare ETF
Trading Symbol	IXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Healthcare ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Healthcare ETF	$21	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.17%	20.79%	11.42%	8.94%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Health Care IndexTM	6.09	20.51	11.40	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,288,642,831
Holdings Count | Holding	115
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,288,642,831
Number of Portfolio Holdings	115
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Pharmaceuticals	42.3%
Health Care Equipment & Supplies	19.1%
Health Care Providers & Services	15.8%
Biotechnology	13.9%
Life Sciences Tools & Services	8.8%
Health Care Technology	0.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	71.3%
Switzerland	7.8%
Denmark	5.2%
United Kingdom	4.3%
Japan	4.2%
France	2.6%
Australia	1.6%
Germany	1.5%
Belgium	0.7%
Netherlands	0.3%
Other#	0.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012103 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Comm Services ETF
Class Name	iShares Global Comm Services ETF
Trading Symbol	IXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Comm Services ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Comm Services ETF	$21	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.33%	39.52%	11.90%	6.75%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM	12.66	39.77	12.15	6.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 381,163,502
Holdings Count | Holding	70
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$381,163,502
Number of Portfolio Holdings	70
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Interactive Media & Services	54.0%
Diversified Telecommunication Services	17.5%
Entertainment	13.6%
Media	7.7%
Wireless Telecommunication Services	7.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	73.7%
China	6.8%
Japan	6.7%
Germany	2.4%
United Kingdom	1.8%
Canada	1.7%
France	1.3%
Spain	1.1%
Australia	1.1%
Netherlands	0.8%
Other#	2.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024194 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Consumer Discretionary ETF
Class Name	iShares Global Consumer Discretionary ETF
Trading Symbol	RXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Consumer Discretionary ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Discretionary ETF	$21	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.82%	22.93%	9.34%	9.56%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM	7.29	23.34	9.59	9.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 248,907,495
Holdings Count | Holding	141
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$248,907,495
Number of Portfolio Holdings	141
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Discretionary Distribution & Retail	34.5%
Automobiles & Components	25.1%
Consumer Services	22.0%
Consumer Durables & Apparel	18.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.1%
Japan	12.3%
China	8.1%
France	5.8%
Germany	3.1%
United Kingdom	2.5%
Spain	1.6%
Italy	1.6%
Switzerland	1.5%
Australia	1.4%
Other#	4.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024195 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Consumer Staples ETF
Class Name	iShares Global Consumer Staples ETF
Trading Symbol	KXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Consumer Staples ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Staples ETF	$21	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	8.94%	18.77%	6.25%	6.63%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Consumer Staples (Sector) Capped IndexTM	8.89	18.50	6.15	6.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 749,925,550
Holdings Count | Holding	104
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$749,925,550
Number of Portfolio Holdings	104
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Staples Merchandise Retail	17.2%
Packaged Foods & Meats	16.9%
Household Products	16.1%
Soft Drinks & Non-alcoholic Beverages	11.3%
Personal Care Products	10.6%
Tobacco	9.8%
Food Retail	7.7%
Distillers & Vintners	4.1%
Brewers	4.0%
Agricultural Products & Services	1.1%
Other*	1.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	61.2%
United Kingdom	12.1%
Japan	5.7%
Switzerland	5.2%
France	4.7%
Canada	2.3%
Netherlands	1.6%
Belgium	1.5%
Australia	1.4%
Mexico	1.1%
Other#	3.2%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Industrials ETF
Class Name	iShares Global Industrials ETF
Trading Symbol	EXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Industrials ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Industrials ETF	$21	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.70%	33.96%	12.04%	9.66%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Industrials IndexTM	7.72	33.71	12.09	9.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 826,106,022
Holdings Count | Holding	213
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$826,106,022
Number of Portfolio Holdings	213
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Capital Goods	69.3%
Transportation	16.3%
Commercial & Professional Services	14.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	56.0%
Japan	13.6%
France	6.8%
United Kingdom	4.9%
Germany	3.9%
Sweden	3.4%
Canada	3.3%
Switzerland	2.5%
Denmark	0.9%
Australia	0.9%
Other#	3.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024197 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Utilities ETF
Class Name	iShares Global Utilities ETF
Trading Symbol	JXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Utilities ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Utilities ETF	$22	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.39%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	21.50%	35.31%	7.17%	7.55%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Utilities (Sector) Capped IndexTM	21.31	34.59	6.69	7.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 158,904,705
Holdings Count | Holding	68
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$158,904,705
Number of Portfolio Holdings	68
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	61.6%
Multi-Utilities	27.3%
Independent Power and Renewable Electricity Producers	5.0%
Gas Utilities	3.5%
Water Utilities	2.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	67.3%
United Kingdom	6.7%
Spain	5.8%
Italy	4.6%
Canada	3.6%
Germany	3.2%
France	2.8%
Japan	2.2%
Australia	1.0%
Portugal	0.7%
Other#	2.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000024198 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Materials ETF
Class Name	iShares Global Materials ETF
Trading Symbol	MXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Materials ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Materials ETF	$20	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.61%	22.34%	11.53%	7.42%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global 1200 Materials IndexTM	5.94	22.27	11.67	7.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 247,187,589
Holdings Count | Holding	101
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$247,187,589
Number of Portfolio Holdings	101
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Chemicals	49.3%
Metals & Mining	37.4%
Construction Materials	6.2%
Containers & Packaging	5.4%
Paper & Forest Products	1.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	41.0%
Australia	10.6%
United Kingdom	8.2%
Canada	7.9%
Japan	6.6%
Switzerland	6.0%
France	5.0%
Germany	3.6%
Brazil	1.8%
Netherlands	1.6%
Other#	7.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000049095 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Asia 50 ETF
Class Name	iShares Asia 50 ETF
Trading Symbol	AIA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Asia 50 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia 50 ETF	$27	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	18.99%	33.51%	6.31%	6.72%
S&P Developed ex US Broad Market Index	9.49	25.40	(0.85)	2.25
S&P Asia 50TM	22.24	36.22	7.31	7.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,418,992,316
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,418,992,316
Number of Portfolio Holdings	58
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	40.8%
Financials	20.3%
Consumer Discretionary	18.0%
Communication Services	15.4%
Industrials	1.6%
Materials	1.2%
Energy	1.0%
Real Estate	1.0%
Health Care	0.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	39.9%
Taiwan	30.8%
South Korea	17.6%
Hong Kong	6.9%
Singapore	4.8%
(a)	Excludes money market funds.

C000053784 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Infrastructure ETF
Class Name	iShares Global Infrastructure ETF
Trading Symbol	IGF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Infrastructure ETF	$22	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	15.86%	30.14%	6.16%	5.59%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global Infrastructure IndexTM	15.82	29.68	5.97	5.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,201,173,017
Holdings Count | Holding	81
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,201,173,017
Number of Portfolio Holdings	81
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Transportation Infrastructure	39.3%
Electric Utilities	26.7%
Oil, Gas & Consumable Fuels	19.8%
Multi-Utilities	11.7%
Independent Power and Renewable Electricity Producers	1.9%
Gas Utilities	0.3%
Water Utilities	0.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	41.0%
Australia	8.8%
Canada	8.2%
Spain	7.9%
Mexico	6.5%
France	5.8%
China	4.6%
New Zealand	3.2%
Italy	2.6%
United Kingdom	2.3%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000064225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares India 50 ETF
Class Name	iShares India 50 ETF
Trading Symbol	INDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares India 50 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares India 50 ETF	$47	0.89%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.78%	24.91%	11.46%	8.10%
MSCI Emerging Markets Index	14.16	26.05	5.75	4.02
Nifty 50 IndexTM	16.02	31.80	15.05	10.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,008,100,444
Holdings Count | Holding	52
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,008,100,444
Number of Portfolio Holdings	52
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	33.0%
Information Technology	12.8%
Energy	11.2%
Consumer Discretionary	10.9%
Consumer Staples	8.6%
Materials	6.4%
Industrials	5.9%
Communication Services	4.0%
Health Care	4.0%
Utilities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	11.3%
Reliance Industries Ltd.	8.6%
ICICI Bank Ltd.	7.8%
Infosys Ltd.	5.8%
ITC Ltd.	4.2%
Bharti Airtel Ltd.	4.0%
Tata Consultancy Services Ltd.	3.8%
Larsen & Toubro Ltd.	3.7%
Axis Bank Ltd.	3.0%
State Bank of India	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	11.3%
Reliance Industries Ltd.	8.6%
ICICI Bank Ltd.	7.8%
Infosys Ltd.	5.8%
ITC Ltd.	4.2%
Bharti Airtel Ltd.	4.0%
Tata Consultancy Services Ltd.	3.8%
Larsen & Toubro Ltd.	3.7%
Axis Bank Ltd.	3.0%
State Bank of India	2.6%
(a)	Excludes money market funds.

C000065073 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Infrastructure ETF
Class Name	iShares Emerging Markets Infrastructure ETF
Trading Symbol	EMIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Emerging Markets Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Infrastructure ETF	$31	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	6.76%	15.38%	(1.14	) %	(1.18	) %
S&P Emerging Broad Market Index	16.74	27.57	6.84		4.83
S&P Emerging Markets Infrastructure IndexTM	5.17	13.81	(0.85)		(0.85)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,249,182
Holdings Count | Holding	33
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,249,182
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	40.4%
Industrials	39.1%
Energy	20.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	38.3%
Brazil	24.4%
Mexico	17.4%
Thailand	10.0%
United Arab Emirates	5.0%
Qatar	4.9%
(a)	Excludes money market funds.

C000065076 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Timber & Forestry ETF
Class Name	iShares Global Timber & Forestry ETF
Trading Symbol	WOOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Timber & Forestry ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Timber & Forestry ETF	$20	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.80%	18.91%	9.92%	7.67%
S&P Global Broad Market Index	9.32	30.73	11.62	9.06
S&P Global Timber & Forestry IndexTM	4.00	18.54	9.80	7.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 192,031,918
Holdings Count | Holding	32
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$192,031,918
Number of Portfolio Holdings	32
Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Paper Products	49.9%
Timber REITs	17.8%
Paper & Plastic Packaging Products & Materials	17.2%
Forest Products	11.0%
Homebuilding	4.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	30.6%
Japan	13.6%
Brazil	9.8%
Sweden	9.1%
Finland	9.0%
Ireland	5.9%
Canada	5.7%
United Kingdom	4.0%
China	3.7%
Chile	3.2%
Other#	5.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000168437 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Dividend Growth ETF
Class Name	iShares International Dividend Growth ETF
Trading Symbol	IGRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Dividend Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Growth ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	12.14%	28.29%	8.97%	8.08%
MSCI All Country World Index	9.67	31.76	12.19	11.60
Morningstar® Global ex-US Dividend Growth IndexSM	12.48	28.14	8.99	8.08

Performance Inception Date	May 17, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 897,875,655
Holdings Count | Holding	400
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$897,875,655
Number of Portfolio Holdings	400
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.8%
Health Care	15.2%
Industrials	14.6%
Consumer Staples	10.3%
Utilities	9.6%
Information Technology	8.2%
Materials	5.7%
Energy	3.9%
Consumer Discretionary	3.2%
Communication Services	2.6%
Real Estate	0.9%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	19.8%
Japan	19.7%
Switzerland	11.4%
United Kingdom	8.3%
China	5.1%
France	4.9%
Germany	4.9%
Italy	3.9%
India	3.4%
Spain	3.2%
Other#	15.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000201209 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Future AI & Tech ETF
Class Name	iShares Future AI & Tech ETF
Trading Symbol	ARTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Future AI & Tech ETF (the “Fund”) (formerly known as iShares Robotics and Artificial Intelligence Multisector ETF) for the period of August 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future AI & Tech ETF	$8(a)	0.47%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 8	[21]
Expense Ratio, Percent	0.47%	[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.25%	13.33%	8.19%	6.99%
MSCI All Country World Index	9.67	31.76	12.19	10.62
Underlying Index	0.29	13.43	8.39	7.21
Morningstar® Global Artificial Intelligence Select IndexSM	N/A	N/A	N/A	N/A
NYSE® FactSet® Global Robotics and Artificial Intelligence Index	(1.83)	12.13	8.08	6.94

Performance Inception Date	Jun. 26, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
The performance of the Underlying Index in this report reflects the performance of the NYSE® FactSet® Global Robotics and Artificial Intelligence Index through August 11, 2024 and, beginning on August 12, 2024, the performance of the Morningstar® Global Artificial Intelligence Select IndexSM, which, effective as of August 12, 2024, replaced the NYSE® FactSet® Global Robotics and Artificial Intelligence Index as the underlying index of the Fund.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 609,459,071
Holdings Count | Holding	50
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$609,459,071
Number of Portfolio Holdings	50
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	90.7%
Communication Services	6.4%
Consumer Discretionary	2.9%
Industrials	0.0	% (b)
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	88.5%
France	5.0%
Taiwan	3.9%
Canada	2.2%
South Korea	0.4%
Hong Kong	0.0	% (b)
Japan	0.0	% (b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

C000224636 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Developed Small Cap Value Factor ETF
Class Name	iShares International Developed Small Cap Value Factor ETF
Trading Symbol	ISVL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Developed Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Small Cap Value Factor ETF	$16	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	9.48%	28.64%	6.26%
FTSE All-World Index	9.78	31.56	8.90
FTSE Developed ex US ex Korea Small Cap Focused Value Index	9.58	28.25	6.44

Performance Inception Date	Mar. 23, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 201,196,055
Holdings Count | Holding	513
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$201,196,055
Number of Portfolio Holdings	513
Portfolio Turnover Rate	45%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.9%
Materials	16.9%
Financials	13.8%
Consumer Discretionary	8.1%
Energy	7.6%
Real Estate	7.5%
Consumer Staples	6.2%
Health Care	4.9%
Information Technology	3.7%
Utilities	3.3%
Communication Services	3.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.9%
Canada	17.6%
United Kingdom	11.4%
Australia	7.6%
Switzerland	7.2%
Sweden	6.2%
Spain	4.2%
Germany	3.3%
Italy	2.7%
Finland	2.7%
Other#	11.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000235105 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Blockchain and Tech ETF
Class Name	iShares Blockchain and Tech ETF
Trading Symbol	IBLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Blockchain and Tech ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Blockchain and Tech ETF	$23	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns		1 Year	Since Fund Inception
Fund NAV	(6.38	) %	85.80%	7.37%
MSCI All Country World Index	9.67		31.76	12.44
NYSE® FactSet® Global Blockchain Technologies Index	(6.17)		85.99	6.90

Performance Inception Date	Apr. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 26,472,479
Holdings Count | Holding	39
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,472,479
Number of Portfolio Holdings	39
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	74.2%
Financials	21.5%
Communication Services	4.3%
Ten largest holdings
Security	Percent of Total Investments(a)
MARA Holdings Inc.	11.9%
Coinbase Global Inc., Class A	11.9%
Core Scientific Inc.	9.1%
Cleanspark Inc.	8.4%
Iris Energy Ltd.	4.8%
Terawulf Inc.	4.6%
Riot Platforms Inc.	4.3%
Advanced Micro Devices Inc.	4.0%
Nvidia Corp.	3.9%
Tencent Holdings Ltd.	3.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
MARA Holdings Inc.	11.9%
Coinbase Global Inc., Class A	11.9%
Core Scientific Inc.	9.1%
Cleanspark Inc.	8.4%
Iris Energy Ltd.	4.8%
Terawulf Inc.	4.6%
Riot Platforms Inc.	4.3%
Advanced Micro Devices Inc.	4.0%
Nvidia Corp.	3.9%
Tencent Holdings Ltd.	3.8%
(a)	Excludes money market funds.

C000238488 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Environmental Infrastructure and Industrials ETF
Class Name	iShares Environmental Infrastructure and Industrials ETF
Trading Symbol	EFRA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Environmental Infrastructure and Industrials ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmental Infrastructure and Industrials ETF	$25	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.99%	32.73%	18.49%
FTSE All World ex-US Index	9.19	25.28	21.40
FTSE Green Revenues Select Infrastructure and Industrials Index	11.15	32.94	18.84

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,420,406
Holdings Count | Holding	63
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,420,406
Number of Portfolio Holdings	63
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	52.3%
Utilities	29.7%
Materials	11.6%
Information Technology	6.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Smurfit WestRock PLC	6.5%
Westinghouse Air Brake Technologies Corp.	6.2%
Xylem Inc./New York	5.9%
Veolia Environnement SA	5.8%
American Water Works Co. Inc.	5.7%
Pentair PLC	5.5%
Tetra Tech Inc.	4.3%
Clean Harbors Inc.	4.2%
Advanced Drainage Systems Inc.	3.7%
Essential Utilities Inc.	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Smurfit WestRock PLC	6.5%
Westinghouse Air Brake Technologies Corp.	6.2%
Xylem Inc./New York	5.9%
Veolia Environnement SA	5.8%
American Water Works Co. Inc.	5.7%
Pentair PLC	5.5%
Tetra Tech Inc.	4.3%
Clean Harbors Inc.	4.2%
Advanced Drainage Systems Inc.	3.7%
Essential Utilities Inc.	3.3%
(a)	Excludes money market funds.

C000240080 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Future Metaverse Tech and Communications ETF
Class Name	iShares Future Metaverse Tech and Communications ETF
Trading Symbol	IVRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Future Metaverse Tech and Communications ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Metaverse Tech and Communications ETF	$24	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	4.22%	23.29%	20.19%
MSCI All Country World Index	9.67	31.76	19.87
Morningstar® Global Metaverse & Virtual Interaction Select IndexSM	4.73	24.09	21.03

Performance Inception Date	Feb. 14, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,863,676
Holdings Count | Holding	40
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,863,676
Number of Portfolio Holdings	40
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Software	35.8%
Entertainment	30.3%
Interactive Media & Services	17.7%
Household Durables	7.9%
Technology Hardware, Storage & Peripherals	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Communications Equipment	0.1%
Electronic Equipment, Instruments & Components	0.0	% (b)
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	6.3%
Kuaishou Technology	5.8%
Unity Software Inc.	5.5%
NetEase Inc.	5.1%
Sony Group Corp.	4.5%
Autodesk Inc.	4.5%
PTC Inc.	4.5%
Kakao Games Corp.	4.5%
Krafton Inc.	4.5%
Dassault Systemes SE	4.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	6.3%
Kuaishou Technology	5.8%
Unity Software Inc.	5.5%
NetEase Inc.	5.1%
Sony Group Corp.	4.5%
Autodesk Inc.	4.5%
PTC Inc.	4.5%
Kakao Games Corp.	4.5%
Krafton Inc.	4.5%
Dassault Systemes SE	4.3%
(a)Excludes money market funds.
C000241778 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Copper and Metals Mining ETF
Class Name	iShares Copper and Metals Mining ETF
Trading Symbol	ICOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Copper and Metals Mining ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Copper and Metals Mining ETF	$25	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	13.45%	37.32%	23.37%
STOXX Emerging Markets All Cap Index	13.56	25.63	16.80
STOXX Global Copper and Metals Mining Index	14.28	37.88	24.68

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 33,594,439
Holdings Count | Holding	45
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$33,594,439
Number of Portfolio Holdings	45
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Copper	47.8%
Diversified Metals & Mining	41.2%
Gold	8.2%
Steel	2.8%
Ten largest holdings
Security	Percent of Total Investments(a)
BHP Group Ltd.	8.4%
Freeport-McMoRan Inc.	8.3%
Grupo Mexico SAB de CV, Series B	7.4%
Antofagasta PLC	6.3%
Southern Copper Corp.	6.1%
Amman Mineral Internasional PT	4.7%
Lundin Mining Corp.	4.6%
Ivanhoe Mines Ltd., Class A	4.6%
First Quantum Minerals Ltd.	4.3%
Evolution Mining Ltd.	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BHP Group Ltd.	8.4%
Freeport-McMoRan Inc.	8.3%
Grupo Mexico SAB de CV, Series B	7.4%
Antofagasta PLC	6.3%
Southern Copper Corp.	6.1%
Amman Mineral Internasional PT	4.7%
Lundin Mining Corp.	4.6%
Ivanhoe Mines Ltd., Class A	4.6%
First Quantum Minerals Ltd.	4.3%
Evolution Mining Ltd.	4.2%
(a)	Excludes money market funds.

C000241780 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Lithium Miners and Producers ETF
Class Name	iShares Lithium Miners and Producers ETF
Trading Symbol	ILIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Lithium Miners and Producers ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Lithium Miners and Producers ETF	$22	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.47%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns		1 Year		Since Fund Inception
Fund NAV	(15.55	) %	(37.18	) %	(45.28	) %
STOXX Emerging Markets All Cap Index	13.56		25.63		16.80
STOXX Global Lithium Miners and Producers Index	(15.71)		(38.21)		(45.89)

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,551,686
Holdings Count | Holding	32
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,551,686
Number of Portfolio Holdings	32
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	41.7%
Specialty Chemicals	33.2%
Electrical Components & Equipment	10.5%
Commodity Chemicals	7.4%
Technology Hardware, Storage & Peripherals	4.4%
Industrial Machinery & Supplies & Components	1.0%
Steel	0.9%
IT Consulting & Other Services	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Mineral Resources Ltd.	7.8%
Pilbara Minerals Ltd.	7.8%
POSCO Future M Co. Ltd.	7.3%
Sociedad Quimica y Minera de Chile SA	7.3%
Albemarle Corp.	7.1%
Lithium Americas Argentina Corp.	4.6%
Sigma Lithium Corp.	4.6%
Arcadium Lithium PLC	4.5%
CosmoAM&T Co. Ltd.	4.4%
Liontown Resources Ltd.	4.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Mineral Resources Ltd.	7.8%
Pilbara Minerals Ltd.	7.8%
POSCO Future M Co. Ltd.	7.3%
Sociedad Quimica y Minera de Chile SA	7.3%
Albemarle Corp.	7.1%
Lithium Americas Argentina Corp.	4.6%
Sigma Lithium Corp.	4.6%
Arcadium Lithium PLC	4.5%
CosmoAM&T Co. Ltd.	4.4%
Liontown Resources Ltd.	4.3%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Expenses for a full reporting period would be higher than the amount shown.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.